Securitizations (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Schedule of Incremental Impact of Provisions on Company's Consolidated Balance Sheet

Yen (millions)
Net increase (decrease)
Cash and cash equivalents	12,030
Current portion of financial assets transferred to consolidated securitization entities	339,875
Prepaid expenses and other current assets	(33,283)
Investments and advances, including affiliated companies	(117,370)
Financial assets transferred to consolidated securitization entities	457,104
Other assets	12,202

Total assets	670,558

Current portion of long-term debt	(4,898)
Current portion of non-recourse borrowings of consolidated securitization entities	347,367
Other current liabilities	(55,163)
Long-term debt	(2,081)
Non-recourse borrowings of consolidated securitization entities	403,252

Total liabilities	688,477

Legal reserve and retained earnings	(7,732)
Accumulated other comprehensive loss	(2,977)
Noncontrolling interests	(7,210)

Total equity	(17,919)

Schedule of Assets and Liabilities of Consolidated SPEs

	Yen (millions)
	2011
	Lease receivables	Mortgage loans receivable	Others	Total
Cash and cash equivalents	4,091	3,263	1,059	8,413
Current portion of financial assets transferred to consolidated securitization entities	109,589	11,236	62,734	183,559
Financial assets transferred to consolidated securitization entities	123,970	175,506	4,684	304,160

Current portion of non-recourse borrowings of consolidated securitization entities:
Loans, mainly from banks	75,539	—	16,512	92,051
Beneficial interests in trusts	55,396	34,178	9,243	98,817

	130,935	34,178	25,755	190,868

Non-recourse borrowings of consolidated securitization entities:
Loans, mainly from banks	51,359	—	—	51,359
Beneficial interests in trusts	34,053	131,196	2,958	168,207

	85,412	131,196	2,958	219,566

Schedule of Aggregate Annual Maturities of Non-recourse Borrowings of Consolidated Securitization Entities

Years ending March 31	Yen (millions)
2013	96,379
2014	22,753
2015	14,724
2016	12,213
Thereafter	73,497

219,566

Securitization of Lease Receivables [Member]
Schedule of Cash Flows Received From and Paid to the SPEs

	Yen (millions)
	2011	2010	2009
Proceeds from transfer of lease receivables	120,197	167,483	254,211
Servicing fees received	—	72	78
Purchases of delinquent or ineligible assets	—	(60,983)	(46,760)

Schedule of Economic Assumptions in Measuring Initial Fair Value of Subordinated Interests Resulting from Securitizations of Receivables

2011
Weighted average life (in years)	4.2
Expected credit loss	0.03-0.05%
Discount rate	0.38-0.80%

Schedule of Total Assets Managed or Transferred

	Yen (millions)
		2011
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Lease receivables	1,025,462	140	1,128
Assets transferred	(158,461)

Assets held in portfolio	867,001

	Yen (millions)
		2010
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Lease receivables	1,103,804	243	1,943
Assets transferred	(491,038)

Assets held in portfolio	612,766

Schedule of Economic Assumptions in Measuring Fair Value of Subordinated Interests Relating to Securitizations of Receivables

	2011	2010
Weighted average life (in years)	3.5	2.9
Expected credit loss	0.03%	0.01-0.05%
Discount rate	0.70-0.80%	0.31-0.69%

Schedule of Sensitivity of Current Fair Value of Subordinated Interests to an Immediate 10 And 20 Percent Adverse Change in Assumptions

	Yen (millions)
	2011	2010
Expected credit loss:
Impact on fair value of 10% adverse change	(60)	(282)
Impact on fair value of 20% adverse change	(121)	(563)
Discount rate:
Impact on fair value of 10% adverse change	(47)	(103)
Impact on fair value of 20% adverse change	(94)	(204)

Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member]
Schedule of Total Assets Managed or Transferred

	Yen (millions)
		2011
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Trade receivables excluding mortgage loans receivable	733,090	2,698	1,025
Assets transferred	(232,374)

Assets held in portfolio	500,716

	Yen (millions)
		2010
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Trade receivables excluding mortgage loans receivable	979,148	5,414	2,809
Assets transferred	(279,245)

Assets held in portfolio	699,903

Securitizations of Mortgage Loans Receivable [Member]
Schedule of Total Assets Managed or Transferred

	Yen (millions)
		2010
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Mortgage loans receivable	224,449	—	12
Assets transferred	(210,834)

Assets held in portfolio	13,615

Schedule of Economic Assumptions in Measuring Fair Value of Subordinated Interests Relating to Securitizations of Receivables

2010
Weighted average life (in years)	10.4
Expected credit loss	0.02%
Discount rate	1.89-3.41%
Prepayment rate	0.33%

Schedule of Sensitivity of Current Fair Value of Subordinated Interests to an Immediate 10 And 20 Percent Adverse Change in Assumptions

Yen (millions)
2010
Expected credit loss:
Impact on fair value of 10% adverse change	(162)
Impact on fair value of 20% adverse change	(323)
Discount rate:
Impact on fair value of 10% adverse change	(940)
Impact on fair value of 20% adverse change	(1,847)
Prepayment rate:
Impact on fair value of 10% adverse change	(318)
Impact on fair value of 20% adverse change	(625)

Securitizations of Mortgage Loans Receivable [Member]
Schedule of Total Assets Managed or Transferred

	Yen (millions)
		2010
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Mortgage loans receivable	224,449	—	12
Assets transferred	(210,834)

Assets held in portfolio	13,615

Schedule of Economic Assumptions in Measuring Fair Value of Subordinated Interests Relating to Securitizations of Receivables

2010
Weighted average life (in years)	10.4
Expected credit loss	0.02%
Discount rate	1.89-3.41%
Prepayment rate	0.33%

Schedule of Sensitivity of Current Fair Value of Subordinated Interests to an Immediate 10 And 20 Percent Adverse Change in Assumptions

Yen (millions)
2010
Expected credit loss:
Impact on fair value of 10% adverse change	(162)
Impact on fair value of 20% adverse change	(323)
Discount rate:
Impact on fair value of 10% adverse change	(940)
Impact on fair value of 20% adverse change	(1,847)
Prepayment rate:
Impact on fair value of 10% adverse change	(318)
Impact on fair value of 20% adverse change	(625)